Retirement Plans And Postretirement Benefits (Pension Plans With Projected Benefit Obligation In Excess Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 71,750
Retirement Plans [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	151,469	144,809
Fair value of plan assets	91,319	80,935	85,896
Retirement Plans [Member] | Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	80,311	73,217
Fair value of plan assets	$ 71,750	$ 65,960	$ 48,774